Benefit Plans (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Schedule Of Defined Benefit Plans Disclosures

The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2023	2022
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$577,530	$772,040
Service cost	5,189	8,949
Interest cost	29,818	18,099
Actuarial loss (gain)	9,681	(182,590)
Amendments (primarily increases in pension bands)	653	—
Settlements	—	(394)
Benefits paid	(73,325)	(38,575)
Projected benefit obligation at December 31	549,546	577,529
Change in plan assets:
Fair value of plan assets at January 1	611,125	820,684
Actual return/(loss) on plan assets	52,905	(171,002)
Employer contributions	114	412
Settlements	—	(394)
Benefits paid	(73,325)	(38,575)
Fair value of plan assets at December 31	590,819	611,125
Funded status	$41,273	$33,596
Amounts recognized in the statement of financial position:
Non-current assets	$41,273	$33,611
Non-current liabilities	—	(15)
Net amount recognized at end of year	$41,273	$33,596
	Pension benefits as of December 31,
	2023	2022
	(In Thousands)
Sources of change in regulatory assets(1):
Prior service cost arising during period	$653	$—
Net (gain)/loss arising during period	(10,117)	24,069
Amortization of prior service cost	(2,172)	(2,589)
Amortization of loss	(6,145)	(2,622)
Total recognized in regulatory assets	$(17,781)	$18,858
Amounts included in regulatory assets:
Net loss	$115,297	$131,559
Prior service cost	10,136	11,655
Total amounts included in regulatory assets	$125,433	$143,214

(1)	Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation—Retirement Benefits,” are recorded as a regulatory asset or liability because AES Indiana has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts not yet recognized as components of net periodic benefit costs.

Schedule Of Net Periodic Benefit Costs
	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Components of net periodic benefit cost / (credit):
Service cost	$5,189	$8,949	$9,339
Interest cost	29,818	18,099	15,660
Expected return on plan assets	(33,107)	(35,656)	(41,815)
Amortization of prior service cost	2,172	2,589	2,944
	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Amortization of actuarial loss	6,145	2,424	5,529
Amortization of settlement loss	—	199	—
Net periodic benefit cost / (credit)	10,217	(3,396)	(8,343)
Less: amounts capitalized	1,689	(316)	(771)
Amount charged to expense	$8,528	$(3,080)	$(7,572)
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	5.41%	2.83%	2.46%
Discount rate – supplemental retirement plan	5.32%	2.62%	2.31%
Expected return on defined benefit pension plan assets	5.60%	4.45%	5.05%
Expected return on supplemental retirement plan assets	6.45%	5.50%	3.60%

Schedule Of Asset Allocation Guidelines	The following table summarizes the Company’s target pension plan allocation for 2023:
Asset Category:	Target Allocations
Equity Securities	13.5%
Debt Securities	86.5%

Schedule Of Fair Value Of Pension Plan Assets
	Fair Value Measurements at December 31, 2023
	(In Thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Common collective trusts:
Equities (a)	$82,652	$2,267	$80,385	14%
Debt securities (b)	387,979	1,168	386,811	66%
Government debt securities (c)	117,397	178	117,219	20%
Total common collective trusts	588,028	3,613	584,415	100%
	Fair Value Measurements at December 31, 2023
	(In Thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Cash and cash equivalents (d)	2,791	2,791	—	—%
Total pension plan assets	$590,819	$6,404	$584,415	100%

(a)	This category represents investments that invest in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.

(b)	This category represents investments that invest in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.

(c)	This category represents investments that invest in U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.

(d)	This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or municipalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.

	Fair Value Measurements at December 31, 2022
	(In Thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Common collective trusts:
Equities (a)	$85,341	$2,017	$83,324	14%
Debt securities (b)	400,291	1,254	399,037	66%
Government debt securities (c)	122,704	420	122,284	20%
Total common collective trusts	608,336	3,691	604,645	100%
Cash and cash equivalents (d)	2,789	2,789	—	—%
Total pension plan assets	$611,125	$6,480	$604,645	100%

(a)	This category represents investments that invest in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.

(b)	This category represents investments that invest in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.

(c)	This category represents investments that invest in U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.

(d)	This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or municipalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.

Schedule Of Expected Benefit Payments
Pension Benefits
Year	(In Thousands)
2024	$37,997
2025	38,794
2026	39,665
2027	40,085
2028	41,477
2029 through 2033	200,574

Subsidiaries [Member]
Entity Information [Line Items]
Schedule Of Defined Benefit Plans Disclosures

The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2023	2022
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$577,530	$772,040
Service cost	5,189	8,949
Interest cost	29,818	18,099
Actuarial loss (gain)	9,681	(182,590)
Amendments (primarily increases in pension bands)	653	—
Settlements	—	(394)
Benefits paid	(73,325)	(38,575)
Projected benefit obligation at December 31	549,546	577,529
Change in plan assets:
Fair value of plan assets at January 1	611,125	820,684
Actual return/(loss) on plan assets	52,905	(171,002)
Employer contributions	114	412
Settlements	—	(394)
Benefits paid	(73,325)	(38,575)
Fair value of plan assets at December 31	590,819	611,125
Funded status	$41,273	$33,596
Amounts recognized in the statement of financial position:
Non-current assets	$41,273	$33,611
Non-current liabilities	—	(15)
Net amount recognized at end of year	$41,273	$33,596
Sources of change in regulatory assets(1):
Prior service cost arising during period	$653	$—
Net (gain)/loss arising during period	(10,117)	24,069
Amortization of prior service cost	(2,172)	(2,589)
	Pension benefits as of December 31,
	2023	2022
	(In Thousands)
Amortization of loss	(6,145)	(2,622)
Total recognized in regulatory assets	$(17,781)	$18,858
Amounts included in regulatory assets:
Net loss	$115,297	$131,559
Prior service cost	10,136	11,655
Total amounts included in regulatory assets	$125,433	$143,214

(1)	Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation—Retirement Benefits,” are recorded as a regulatory asset or liability because AES Indiana has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts not yet recognized as components of net periodic benefit costs.

Schedule Of Net Periodic Benefit Costs
	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Components of net periodic benefit cost / (credit):
Service cost	$5,189	$8,949	$9,339
Interest cost	29,818	18,099	15,660
Expected return on plan assets	(33,107)	(35,656)	(41,815)
Amortization of prior service cost	2,172	2,589	2,944
	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Amortization of actuarial loss	6,145	2,424	5,529
Amortization of settlement loss	—	199	—
Net periodic benefit cost / (credit)	10,217	(3,396)	(8,343)
Less: amounts capitalized	1,689	(316)	(771)
Amount charged to expense	$8,528	$(3,080)	$(7,572)
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	5.41%	2.83%	2.46%
Discount rate – supplemental retirement plan	5.32%	2.62%	2.31%
Expected return on defined benefit pension plan assets	5.60%	4.45%	5.05%
Expected return on supplemental retirement plan assets	6.45%	5.50%	3.60%

Schedule Of Asset Allocation Guidelines	The following table summarizes AES Indiana’s target pension plan allocation for 2023:
Asset Category:	Target Allocations
Equity Securities	13.5%
Debt Securities	86.5%

Schedule Of Fair Value Of Pension Plan Assets
		Fair Value Measurements at December 31, 2023
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
		(in thousands)
Common collective trusts:
Equities(1)	$82,652	$2,267	$80,385	14%
Debt securities(2)	387,979	1,168	386,811	66%
Government debt securities(3)	117,397	178	117,219	20%
Total common collective trusts	588,028	3,613	584,415	100%
Cash and cash equivalents(4)	2,791	2,791	—	—%
Total pension plan assets	$590,819	$6,404	$584,415	100%

(1)	This category represents investments that invest in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.
(2)	This category represents investments that invest in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.

(3)	This category represents investments that invest in U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.

(4)	This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or municipalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.

		Fair Value Measurements at December 31, 2022
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
		(in thousands)
Common collective trusts:
Equities (1)	$85,341	$2,017	$83,324	14%
Debt securities (2)	400,291	1,254	399,037	66%
Government debt securities (3)	122,704	420	122,284	20%
Total common collective trusts	608,336	3,691	604,645	100%
Cash and cash equivalents (4)	2,789	2,789	—	—%
Total pension plan assets	$611,125	$6,480	$604,645	100%

(1)	This category represents investments that invest in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.

(2)	This category represents investments that invest in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.

(3)	This category represents investments that invest in U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.

(4)	This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or municipalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.

Schedule Of Expected Benefit Payments	Benefit payments, which reflect future service, are expected to be paid out of the Pension Plans as follows:

Year	Pension Benefits
(In Thousands)
2024	$37,997
2025	38,794
2026	39,665
2027	40,085
2028	41,477
2029 through 2033	200,574